N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account Seven
Entity Central Index Key	0001070231
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Polaris Platinum O-Series VA (Ver 1) 333-185790
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 6% as a percentage of each Purchase
Payment withdrawn. The maximum withdrawal charge ranges from 6% to 2.25% depending on the total Purchase Payments you invest.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $6,000 if your maximum withdrawal charge is 6% or $2,250 if your maximum withdrawal charge is 2.25%.
Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.23%	1.23%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.54%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.60%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,541	Highest Annual Cost: $4,285
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 6% as a percentage of each Purchase
Payment withdrawn. The maximum withdrawal charge ranges from 6% to 2.25% depending on the total Purchase Payments you invest.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $6,000 if your maximum withdrawal charge is 6% or $2,250 if your maximum withdrawal charge is 2.25%.
Expenses – Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.23%	1.23%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.54%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.60%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,541	Highest Annual Cost: $4,285
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.23%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.23%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.45%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.54%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund net assets.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.60%
Optional Benefits Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.[4] As a percentage of the Purchase Payments reduced by the Adjustment Factor. This represents the maximum initial rate for the most expensive optional benefit currently available.Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.
Lowest Annual Cost [Dollars]	$ 1,541
Highest Annual Cost [Dollars]	$ 4,285
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your contract.•You may transfer funds between the investment options, subject to certain restrictions.•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.•Your ability to transfer amounts to a Fixed Account option may be restricted.•We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the contract’s optional benefits.•If you elect an optional Living Benefit:○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.○We reserve the right to modify the investment requirement in the future.○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.•If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 28, 2022
 The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.Contract Owner Transaction Expenses
Maximum Withdrawal Charges[1] (as a percentage of each Purchase Payment withdrawn)	6%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Transfer Fee[2] (Per transfer after 15 transfers in any contract year)	$25
The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Maximum Premium Based Charge[3] (assessed quarterly as an annualized percentage of each Purchase Payment)	0.71%
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50
Base Contract Expenses[4] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.95%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefit[5] (calculated as percentage of the Purchase Payments reduced by the Adjustment Factor) Polaris Income Daily Edge
Maximum Fee[6]
One Covered Person	2.50%
Two Covered Persons	2.50%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.54%
Footnotes to the Fee Table:[1] Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below.[2] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.[3] Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below.  Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below.[4] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.[5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below.[6] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE Polaris Income Daily Edge FEE.  If you purchased your contract prior to May 1, 2023, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Fee Table FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 28, 2022
  The following tables describe the fees and expenses that you will pay when owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted. Contract Owner Transaction Expenses
Maximum Withdrawal Charges[1] (as a percentage of each Purchase Payment withdrawn)	6%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.
Transfer Fee[2] (Per transfer after 15 transfers in any contract year)	$25
The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Maximum Premium Based Charge[3] (assessed quarterly as an annualized percentage of each Purchase Payment)	[0.71]%
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50
Base Contract Expenses[4] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	0.95%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefits Polaris Income Daily Edge[5] (calculated as percentage of the Purchase Payments reduced by the Adjustment Factor)
(Contracts issued prior to February 28, 2022)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.60%	2.50%
Two Covered Persons	1.60%	2.50%
Polaris Income Builder Daily Flex[7] (calculated as percentage of the Income Base and deducted from the contract value) (Contracts issued on or after May 24, 2021)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.45%	2.50%
Two Covered Persons	1.45%	2.50%
(Contracts issued prior to May 24, 2021)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.35%	2.50%
Two Covered Persons	1.35%	2.50%
Polaris Income Builder Daily[7] (calculated as percentage of the Income Base and deducted from the contract value)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.30%	2.50%
Two Covered Persons	1.45%	2.50%
Polaris Income Builder[7]
SunAmerica Income Plus[7] (calculated as percentage of the Income Base and deducted from the contract value)
	Initial Fee[6]	Maximum Fee[6]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.54%
Footnotes to the Fee Table: [1] Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below. [2] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee. [3] Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below.  Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below. [4] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS. [5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below. For the initial annual fee rate applicable to your contract, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT. [6] The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. (Contracts issued on or after September 10, 2018)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).(Contracts issued prior to September 10, 2018)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).[7] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX G — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 28, 2022 for a description of the Living Benefit you may have elected.
Sales Load (of Purchase Payments), Maximum [Percent]	0.71%
Sales Load, Footnotes [Text Block]	[3] Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below. Premium Based Charge
Accumulated Premium Breakpoint	Premium Based Charge as a Percentage of Purchase Payments Invested	Annualized Premium Based Charge (over 7 Year Period)
Less than $50,000	5.00%	0.71%
$50,000 but less than $100,000	4.50%	0.64%
$100,000 but less than $250,000	3.50%	0.50%
$250,000 but less than $500,000	2.50%	0.36%
$500,000 but less than $1,000,000	2.00%	0.29%
$1,000,000 or more	1.25%	0.18%
The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load, Footnotes [Text Block]	[1] Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:
	Years Since Premium Receipt
Accumulated Premium Breakpoint	1	2	3	4	5	6	7	8+
Less than $50,000	6%	5%	5%	4%	3%	2%	1%	0%
$50,000 but less than $100,000	5.5%	5%	5%	4%	3%	2%	1%	0%
$100,000 but less than $250,000	4.5%	4%	4%	3%	3%	2%	1%	0%
$250,000 but less than $500,000	3.5%	3%	3%	2.25%	2%	2%	1%	0%
$500,000 but less than $1,000,000	3%	2%	2%	1.5%	1%	1%	1%	0%
$1,000,000 or more	2.25%	1.5%	1.5%	1%	1%	0.75%	0.5%	0%
The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below.
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Administrative Expense, Maximum [Dollars]	$ 50
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.95%
Base Contract Expense, Footnotes [Text Block]	[4] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.54%

Portfolio Company Expenses [Text Block]	Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.45%
Portfolio Company Expenses Maximum [Percent]	1.54%
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under certain optional Living Benefits’ investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following tables summarize information about the benefits available under the contract. This prospectus utilizes a Rate Sheet Prospectus Supplement to provide the current rates and percentages for the available Living Benefit, including the current initial annual fee rate. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Standard Benefits (No Additional Charge) (continued)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features
Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Daily Edge Living Benefit	A guaranteed lifetime withdrawal benefit, designed to provide guaranteed income for the lifetime(s) of the Covered Person(s).	2.50% (as a percentage of Purchase Payments reduced by the Adjustment Factor)
•May be elected only at time of contract issuance
•Covered person(s) must be age 45-80 at time of election
•Income Percentages depend on the age of the younger
Covered Person(s) at the time Purchase Payments are made.
•All withdrawals before Lifetime Income is activated may
significantly reduce or terminate the benefit
•Excess Withdrawals after Lifetime Income is activated may
significantly reduce or terminate the benefit
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee is deducted pro rata from variable portfolios.

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issuance
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Daily Edge Living Benefit	A guaranteed lifetime withdrawal benefit, designed to provide guaranteed income for the lifetime(s) of the Covered Person(s).	2.50% (as a percentage of Purchase Payments reduced by the Adjustment Factor)
•May be elected only at time of contract issuance
•Covered person(s) must be age 45-80 at time of election
•Income Percentages depend on the age of the younger
Covered Person(s) at the time Purchase Payments are made.
•All withdrawals before Lifetime Income is activated may
significantly reduce or terminate the benefit
•Excess Withdrawals after Lifetime Income is activated may
significantly reduce or terminate the benefit
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee is deducted pro rata from variable portfolios.

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issuance
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / LimitationsBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds Available Under the Contract
 The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefit” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2[1] Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
	American Funds Asset Allocation Fund – Class 4 Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
	American Funds Capital Income Builder – Class 4 Capital Research and Management Company	0.77%*	-7.37%	3.83%	0.00%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	Invesco V.I. Equity and Income Fund – Series II Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
	MFS Growth Allocation Portfolio – Service Class Massachusetts Financial Services Company	1.05%	-18.50%	5.42%	7.93%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	-15.99%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	-13.91%	3.55%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	-14.35%	N/A	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	-15.50%	N/A	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%*	-16.31%	N/A	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.12%*	-16.34%	3.00%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	-14.93%	4.41%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	-16.18%	5.50%	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	-16.84%	5.89%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.10%*	-17.39%	3.95%	7.67%
	SA T. Rowe Price Asset Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.01%	-18.31%	5.37%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.11%*	-17.22%	2.81%	N/A
Bond	American Funds Capital World Bond Fund – Class 4 Capital Research and Management Company	0.97%	-17.84%	-2.01%	-0.70%
	American Funds The Bond Fund of America – Class 4 Capital Research and Management Company	0.71%*	-12.75%	0.51%	1.12%
	Franklin Strategic Income VIP Fund – Class 2 Franklin Advisers, Inc.	1.06%*	-10.75%	-0.07%	1.30%
	Lord Abbett Bond Debenture Portfolio – Class VC Lord, Abbett & Co. LLC	0.89%	-12.81%	1.01%	3.65%
	Lord Abbett Total Return Portfolio – Class VC Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Bond (continued)	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
	Templeton Global Bond VIP Fund – Class 2 Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	American Funds Global Growth Fund – Class 2[1] Capital Research and Management Company	0.66%*	-24.74%	7.06%	10.15%
	American Funds Global Growth Fund – Class 4 Capital Research and Management Company	0.91%*	-24.92%	6.80%	9.92%
	American Funds Global Small Capitalization Fund – Class 4 Capital Research and Management Company	1.16%*	-29.69%	2.54%	6.58%
	American Funds Growth Fund – Class 2[1] Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
	American Funds Growth Fund – Class 4 Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
	American Funds Growth-Income Fund – Class 2[1] Capital Research and Management Company	0.53%	-16.49%	7.83%	11.54%
	American Funds Growth-Income Fund – Class 4 Capital Research and Management Company	0.78%	-16.71%	7.56%	11.28%
	American Funds International Fund – Class 4 Capital Research and Management Company	1.03%	-21.02%	-1.29%	3.67%
	Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Advisers, Inc.	1.18%	-4.75%	3.66%	6.60%
	Franklin Rising Dividends VIP Fund – Class 2 Franklin Advisers, Inc.	0.90%	-10.57%	10.04%	11.86%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. American Value Fund – Series II Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Developing Growth Portfolio[2] – Class VC Lord, Abbett & Co. LLC	1.04%*	-35.98%	8.23%	10.86%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.16%	-11.23%	4.06%	7.81%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.87%*	-20.55%	N/A	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	-26.72%	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Core Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.83%	-13.40%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.75%	-14.75%	0.94%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-29.80%	N/A	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.52%*	-18.54%	8.79%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-5.80%	N/A	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.61%	-13.64%	5.90%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	-14.18%	0.52%	3.24%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.70%	-20.99%	3.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA T. Rowe Price VCP Balanced Portfolio[4] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio[4] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio[4] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.[2]Not available for investment if your contract was issued on or after May 3, 2021.[3]On July 1, 2022, SA Franklin U.S. Equity Smart Beta Portfolio was renamed SA Franklin Systematic U.S. Large Cap Core Portfolio.[4]Not available for investment if your contract was issued on or after September 10, 2018.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefit” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2[1] Capital Research and Management Company	0.55%	-13.40%	5.33%	8.10%
	American Funds Asset Allocation Fund – Class 4 Capital Research and Management Company	0.80%	-13.66%	5.06%	7.87%
	American Funds Capital Income Builder – Class 4 Capital Research and Management Company	0.77%*	-7.37%	3.83%	0.00%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	Invesco V.I. Equity and Income Fund – Series II Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
	MFS Growth Allocation Portfolio – Service Class Massachusetts Financial Services Company	1.05%	-18.50%	5.42%	7.93%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	-15.99%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	-13.91%	3.55%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	-14.35%	N/A	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	-15.50%	N/A	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%*	-16.31%	N/A	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.12%*	-16.34%	3.00%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	-14.93%	4.41%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	-16.18%	5.50%	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	-16.84%	5.89%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.10%*	-17.39%	3.95%	7.67%
	SA T. Rowe Price Asset Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.01%	-18.31%	5.37%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.11%*	-17.22%	2.81%	N/A
Bond	American Funds Capital World Bond Fund – Class 4 Capital Research and Management Company	0.97%	-17.84%	-2.01%	-0.70%
	American Funds The Bond Fund of America – Class 4 Capital Research and Management Company	0.71%*	-12.75%	0.51%	1.12%
	Franklin Strategic Income VIP Fund – Class 2 Franklin Advisers, Inc.	1.06%*	-10.75%	-0.07%	1.30%
	Lord Abbett Bond Debenture Portfolio – Class VC Lord, Abbett & Co. LLC	0.89%	-12.81%	1.01%	3.65%
	Lord Abbett Total Return Portfolio – Class VC Lord, Abbett & Co. LLC	0.71%	-14.05%	-0.23%	1.10%
	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Bond (continued)	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
	Templeton Global Bond VIP Fund – Class 2 Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	American Funds Global Growth Fund – Class 2[1] Capital Research and Management Company	0.66%*	-24.74%	7.06%	10.15%
	American Funds Global Growth Fund – Class 4 Capital Research and Management Company	0.91%*	-24.92%	6.80%	9.92%
	American Funds Global Small Capitalization Fund – Class 4 Capital Research and Management Company	1.16%*	-29.69%	2.54%	6.58%
	American Funds Growth Fund – Class 2[1] Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
	American Funds Growth Fund – Class 4 Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
	American Funds Growth-Income Fund – Class 2[1] Capital Research and Management Company	0.53%	-16.49%	7.83%	11.54%
	American Funds Growth-Income Fund – Class 4 Capital Research and Management Company	0.78%	-16.71%	7.56%	11.28%
	American Funds International Fund – Class 4 Capital Research and Management Company	1.03%	-21.02%	-1.29%	3.67%
	Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Advisers, Inc.	1.18%	-4.75%	3.66%	6.60%
	Franklin Rising Dividends VIP Fund – Class 2 Franklin Advisers, Inc.	0.90%	-10.57%	10.04%	11.86%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. American Value Fund – Series II Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Developing Growth Portfolio[2] – Class VC Lord, Abbett & Co. LLC	1.04%*	-35.98%	8.23%	10.86%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.16%	-11.23%	4.06%	7.81%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.87%*	-20.55%	N/A	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	-26.72%	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Core Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.83%	-13.40%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.75%	-14.75%	0.94%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-29.80%	N/A	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.52%*	-18.54%	8.79%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-5.80%	N/A	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.61%	-13.64%	5.90%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	-14.18%	0.52%	3.24%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.70%	-20.99%	3.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA T. Rowe Price VCP Balanced Portfolio[4] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio[4] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio[4] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFIT If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. If you elect the optional Living Benefit, you may not be able to invest in certain investment options. If you do not elect the optional living benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements. FOR OPTIONAL BENEFIT AVAILABLE FOR ELECTION This section contains the current investment requirements for the optional Living Benefit that we are offering to investors, including: •Polaris Income Daily EdgePolaris Income Daily Edge If you elect Polaris Income Daily Edge, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios or DCA Fixed Accounts:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Century Inflation Protection
SA BlackRock Multi-Factor 70/30
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Global Bond
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | VariablePortfolioRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under certain optional Living Benefits’ investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | MinimumContractValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can gain or lose money by investing in this contract, including possible loss of your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.•Each investment option (including each Fixed Account option) has its own unique risks.•You should review the investment options before making an investment decision.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, American General Life Insurance Company. Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsAssetAllocationFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Builder
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(7.37%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinAllocationVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIEquityandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | MFSGrowthAllocationPortfolioServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS Growth Allocation Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(15.50%)
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.51%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SABlackRockMultiFactor7030PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA BlackRock Multi-Factor 70/30 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinTacticalOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Tactical Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	3.55%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGlobalIndexAllocation6040PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 60/40 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGlobalIndexAllocation7525PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 75/25 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(15.50%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGlobalIndexAllocation9010PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 90/10 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(16.31%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGoldmanSachsMultiAssetInsightsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Multi-Asset Insights Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAIndexAllocation6040PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 60/40 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAIndexAllocation8020PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 80/20 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAIndexAllocation9010PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 90/10 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(16.84%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganDiversifiedBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Diversified Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMFSTotalReturnPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Total Return Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.39%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SATRowePriceAssetAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA T. Rowe Price Asset Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAWellingtonStrategicMultiAssetPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Strategic Multi-Asset Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsCapitalWorldBondFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Bond
Portfolio Company Name [Text Block]	American Funds Capital World Bond Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(17.84%)
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.70%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds The Bond Fund of America
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	1.12%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinStrategicIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(10.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(12.81%)
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Total Return Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(14.05%)
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.10%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PIMCOEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PIMCOTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(11.14%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SADFAUltraShortBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA DFA Ultra Short Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(1.86%)
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	(0.07%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFederatedHermesCorporateBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Federated Hermes Corporate Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFixedIncomeIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFixedIncomeIntermediateIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Intermediate Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(7.45%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAGoldmanSachsGlobalBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Global Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management International
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.18%)
Average Annual Total Returns, 5 Years [Percent]	(2.86%)
Average Annual Total Returns, 10 Years [Percent]	(1.46%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganMFSCoreBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan MFS Core Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.46%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.71%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPineBridgeHighYieldBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PineBridge High-Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	PineBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.77%)
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	4.18%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAWellingtonGovernmentandQualityBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Government and Quality Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	0.31%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | TempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	(2.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.78%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | GoldmanSachsVITGovernmentMoneyMarketFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Cash
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Stock
Portfolio Company Name [Text Block]	American Funds Global Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(24.92%)
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.92%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(30.11%)
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.71%)
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AmericanFundsInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(21.02%)
Average Annual Total Returns, 5 Years [Percent]	(1.29%)
Average Annual Total Returns, 10 Years [Percent]	3.67%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinMutualGlobalDiscoveryVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(4.75%)
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | FranklinRisingDividendsVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(10.57%)
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIAmericanFranchiseFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIAmericanValueFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(2.86%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | InvescoVIGrowthandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettDevelopingGrowthPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Developing Growth Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(35.98%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | LordAbbettMidCapStockPortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Mid Cap Stock Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(11.23%)
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAABGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(28.78%)
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAABSmallMidCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Small & Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAEmergingMarketsEquityIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Emerging Markets Equity Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFidelityInstitutionalAMInternationalGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® International Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(26.72%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFidelityInstitutionalAMRealEstatePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® Real Estate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinBWUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin BW U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(1.60%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinSmallCompanyValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Small Company Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinSystematicUSLargeCapCorePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Core Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAFranklinSystematicUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAInternationalIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA International Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAInvescoGrowthOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Growth Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(35.61%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAInvescoMainStreetLargeCapPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Main Street Large Cap Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(20.39%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJanusFocusedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Janus Focused Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Janus Capital Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(33.70%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganEmergingMarketsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(25.66%)
Average Annual Total Returns, 5 Years [Percent]	(3.29%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganEquityIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(2.07%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganGlobalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Global Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.02%)
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAJPMorganMidCapGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(27.25%)
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.67%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SALargeCapGrowthIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Growth Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(29.80%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SALargeCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SALargeCapValueIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Value Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(5.80%)
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMFSBlueChipGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.04%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMFSMassachusettsInvestorsTrustPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Massachusetts Investors Trust Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMidCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Mid Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(13.64%)
Average Annual Total Returns, 5 Years [Percent]	5.90%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAMorganStanleyInternationalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Morgan Stanley International Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPIMCORAEInternationalValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO RAE International Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(8.41%)
Average Annual Total Returns, 5 Years [Percent]	(2.14%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAPutnamInternationalGrowthandIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam International Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(6.97%)
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SASmallCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Small Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(20.99%)
Average Annual Total Returns, 5 Years [Percent]	3.28%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAWellingtonCapitalAppreciationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(36.48%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	12.47%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SATRowePriceVCPBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Volatility Control
Portfolio Company Name [Text Block]	SA T. Rowe Price VCP Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAVCPDynamicAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.15%)
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SAVCPDynamicStrategyPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Strategy Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | Previously Offered [Member]
Prospectus:
Sales Load, Footnotes [Text Block]	Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. Please see EXPENSES section below.Premium Based Charge The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. Please see EXPENSES below.
Deferred Sales Load, Footnotes [Text Block]	Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. Please see EXPENSES section below.
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 0.95% annually.Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Polaris Platinum O-Series VA (Ver 1) 333-185790 | ContractValueDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of contract value or Net Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Polaris Platinum O-Series VA (Ver 1) 333-185790 | DollarCostAveragingDCAFixedAccountsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Purpose of Benefit [Text Block]	Interest is credited to amounts allocated to a DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time
Brief Restrictions / Limitations [Text Block]	•Must be funded with a Purchase Payment, not transferred contract value•Minimum funding requirements apply•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be available•Transfers may only occur on a monthly basis•Availability may be restricted based on date of contract issuance andelection of optional benefits•Fixed Account options are not eligible to receive DCA transfers•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Polaris Platinum O-Series VA (Ver 1) 333-185790 | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
Brief Restrictions / Limitations [Text Block]	•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum per transfer is $100 regardless of source account•Fixed Account options are not eligible to receive DCA transfers•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on fileName of BenefitPurposeBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]	•Rebalancing may occur on a quarterly, semi-annual, or annual basis•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated•Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Polaris Platinum O-Series VA (Ver 1) 333-185790 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals from your contract
Brief Restrictions / Limitations [Text Block]	•Minimum withdrawal amount is $100•Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis•Participation in program may be restricted if optional Living Benefit elected
Name of Benefit [Text Block]	Systematic Withdrawal Program
Polaris Platinum O-Series VA (Ver 1) 333-185790 | AutomaticPaymentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Payment Plan
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply•May not be available with election of certain Living Benefit features
Name of Benefit [Text Block]	Automatic Payment Plan
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeLivingBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[6] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE Polaris Income Daily Edge FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Name of Benefit [Text Block]	Polaris Income Daily EdgeLiving Benefit
Purpose of Benefit [Text Block]	A guaranteed lifetime withdrawal benefit, designed to provide guaranteed income for the lifetime(s) of the Covered Person(s).
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[6] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE Polaris Income Daily Edge FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX I - HISTORICAL RATES FOR POLARIS INCOME DAILY EDGE LIVING BENEFIT for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issuance•Covered person(s) must be age 45-80 at time of election•Income Percentages depend on the age of the younger Covered Person(s) at the time Purchase Payments are made.•All withdrawals before Lifetime Income is activated may significantly reduce or terminate the benefit•Excess Withdrawals after Lifetime Income is activated may significantly reduce or terminate the benefit•Investment requirements limit available investment options•Purchase Payments subject to additional restrictions•May not be cancelled by you prior to the 5th benefit anniversary•Certain events will automatically terminate the benefit•May not be re-elected or reinstated after termination•Fee is deducted pro rata from variable portfolios.
Name of Benefit [Text Block]	Polaris Income Daily EdgeLiving Benefit
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeLivingBenefitMember | Previously Offered [Member]
Prospectus:
Base Contract Expense, Footnotes [Text Block]	The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.(Contracts issued on or after September 10, 2018) *The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).(Contracts issued prior to September 10, 2018) *The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Offered Ending [Date]	Feb. 28, 2022
Polaris Platinum O-Series VA (Ver 1) 333-185790 | MaximumAnniversaryValueDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issuance•Must be younger than age 81 at time of election•Death benefit calculated differently depending on whether an optional Living Benefit was elected•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | PolarisIncomeDailyEdgeTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Polaris Platinum O-Series VA (Ver 1) 333-185790 | optionalPolarisIncomePlusDailyEdgefeatureMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,124
Surrender Expense, 1 Year, Minimum [Dollars]	6,402
Surrender Expense, 3 Years, Maximum [Dollars]	21,079
Surrender Expense, 3 Years, Minimum [Dollars]	9,880
Surrender Expense, 5 Years, Maximum [Dollars]	31,450
Surrender Expense, 5 Years, Minimum [Dollars]	13,048
Surrender Expense, 10 Years, Maximum [Dollars]	55,053
Surrender Expense, 10 Years, Minimum [Dollars]	19,924
Annuitized Expense, 1 Year, Maximum [Dollars]	5,624
Annuitized Expense, 1 Year, Minimum [Dollars]	1,902
Annuitized Expense, 3 Years, Maximum [Dollars]	17,079
Annuitized Expense, 3 Years, Minimum [Dollars]	5,880
Annuitized Expense, 5 Years, Maximum [Dollars]	28,450
Annuitized Expense, 5 Years, Minimum [Dollars]	10,048
Annuitized Expense, 10 Years, Maximum [Dollars]	55,053
No Surrender Expense, 1 Year, Maximum [Dollars]	5,624
No Surrender Expense, 1 Year, Minimum [Dollars]	1,902
No Surrender Expense, 3 Years, Maximum [Dollars]	17,079
No Surrender Expense, 3 Years, Minimum [Dollars]	5,880
No Surrender Expense, 5 Years, Maximum [Dollars]	28,450
No Surrender Expense, 5 Years, Minimum [Dollars]	10,048
No Surrender Expense, 10 Years, Maximum [Dollars]	55,053
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,924
Polaris Platinum O-Series VA (Ver 1) 333-185790 | OptionalLivingBenefitsMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	[5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below.
Optional Benefit Expense, Footnotes [Text Block]	[5] The fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFIT below.